Schedule of Investments (unaudited)
April 30, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
General Electric Co.	34,585	$5,596,545
Hexcel Corp.	25,469	1,635,364
Howmet Aerospace Inc.	66,109	4,412,776
RTX Corp.	28,932	2,937,176
Textron Inc.	4,374	369,997
		14,951,858
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	16,291	1,156,661
Expeditors International of Washington Inc.	36,822	4,098,657
FedEx Corp.	2,705	708,115
GXO Logistics Inc.(a)	3,859	191,638
United Parcel Service Inc., Class B	10,409	1,535,119
		7,690,190
Automobiles — 1.3%
General Motors Co.	32,858	1,463,167
Lucid Group Inc.(a)(b)	50,867	129,711
Rivian Automotive Inc., Class A(a)(b)	42,468	377,965
Tesla Inc.(a)	72,946	13,369,543
		15,340,386
Banks — 3.3%
Bank OZK	8,041	359,030
Citigroup Inc.	80,381	4,929,767
Citizens Financial Group Inc.	53,619	1,828,944
Fifth Third Bancorp.	205,994	7,510,541
FNB Corp.	124,000	1,654,160
JPMorgan Chase & Co.	82,701	15,857,090
KeyCorp	198,521	2,876,569
M&T Bank Corp.	19,072	2,753,806
NU Holdings Ltd.(a)	55,008	597,387
Pinnacle Financial Partners Inc.	4	307
Truist Financial Corp.	14	526
		38,368,127
Beverages — 1.8%
Brown-Forman Corp., Class B	10	479
Coca-Cola Co. (The)	239,938	14,820,970
Keurig Dr Pepper Inc.	69,279	2,334,702
PepsiCo Inc.	23,022	4,049,800
		21,205,951
Biotechnology — 2.0%
AbbVie Inc.	57,137	9,292,762
Alnylam Pharmaceuticals Inc.(a)	3,707	533,623
Amgen Inc.	14,773	4,046,915
Biogen Inc.(a)	13,231	2,842,283
Moderna Inc.(a)	6,969	768,750
Regeneron Pharmaceuticals Inc.(a)	4,533	4,037,362
Vertex Pharmaceuticals Inc.(a)	4,686	1,840,708
		23,362,403
Broadline Retail — 4.0%
Amazon.com Inc.(a)	227,359	39,787,825
Coupang Inc.(a)	17,623	396,518
eBay Inc.	58,097	2,994,319
Etsy Inc.(a)	42,610	2,926,029
		46,104,691
Building Products — 0.9%
Fortune Brands Innovations Inc., NVS	6	438
Johnson Controls International PLC	32,012	2,083,021
Trane Technologies PLC	27,146	8,614,512
		10,697,971
Capital Markets — 4.2%
Blackstone Inc., NVS	4	467
Charles Schwab Corp. (The)	28,730	2,124,584
Coinbase Global Inc., Class A(a)	1,737	354,226
Goldman Sachs Group Inc. (The)	25,960	11,077,392
Intercontinental Exchange Inc.	14,307	1,842,169
KKR & Co. Inc.	106,110	9,875,658
Lazard Inc., Class A	33,451	1,287,864
LPL Financial Holdings Inc.	13,911	3,743,867
MarketAxess Holdings Inc.	2	400
MSCI Inc., Class A	2,994	1,394,575
Security	Shares	Value
Capital Markets (continued)
Nasdaq Inc.	68,432	$4,095,655
Raymond James Financial Inc.	8,711	1,062,742
S&P Global Inc.	28,271	11,755,930
XP Inc., Class A	12,439	254,626
		48,870,155
Chemicals — 2.3%
Air Products and Chemicals Inc.	6,400	1,512,576
Albemarle Corp.	1,431	172,163
Ecolab Inc.	55,906	12,643,142
Element Solutions Inc.	71,560	1,655,183
FMC Corp.	36,381	2,146,843
PPG Industries Inc.	47,357	6,109,053
RPM International Inc.	9,337	998,219
Sherwin-Williams Co. (The)	3,486	1,044,440
		26,281,619
Commercial Services & Supplies — 0.1%
Tetra Tech Inc.	2	389
Veralto Corp.	16,166	1,514,431
		1,514,820
Communications Equipment — 0.8%
Arista Networks Inc.(a)	909	233,213
Cisco Systems Inc.	171,525	8,058,244
Motorola Solutions Inc.	3,472	1,177,529
		9,468,986
Construction & Engineering — 0.0%
MasTec Inc.(a)	5,566	493,649
Consumer Finance — 1.0%
Capital One Financial Corp.	74,965	10,752,230
SoFi Technologies Inc.(a)	69,928	474,112
		11,226,342
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	16,550	11,963,995
Sysco Corp.	27,503	2,044,023
Target Corp.	21,693	3,492,139
Walmart Inc.	102,424	6,078,864
		23,579,021
Containers & Packaging — 0.1%
Avery Dennison Corp.	3,153	685,084
Crown Holdings Inc.	8,982	737,153
		1,422,237
Diversified Consumer Services — 0.1%
Grand Canyon Education Inc.(a)	5,019	652,570
Diversified Telecommunication Services — 0.5%
AT&T Inc.	88,723	1,498,531
Frontier Communications Parent Inc.(a)	12	278
Verizon Communications Inc.	115,822	4,573,811
		6,072,620
Electric Utilities — 1.2%
Avangrid Inc.	40,121	1,465,620
Constellation Energy Corp.	4,672	868,712
Edison International	22,488	1,597,997
Eversource Energy	57,788	3,503,109
Exelon Corp.	53,162	1,997,828
NextEra Energy Inc.	26,021	1,742,626
NRG Energy Inc.	36,950	2,685,156
		13,861,048
Electrical Equipment — 1.0%
Eaton Corp. PLC	19,133	6,089,269
GE Vernova Inc.(a)	8,683	1,334,664
Hubbell Inc., Class B	9,717	3,600,343
Sunrun Inc.(a)(b)	26,973	277,552
Vertiv Holdings Co., Class A	2,747	255,471
		11,557,299
Electronic Equipment, Instruments & Components — 0.1%
Jabil Inc.	3,214	377,195
Trimble Inc.(a)	6,584	395,501
		772,696
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	194,657	6,349,712

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
NOV Inc.	11,266	$208,308
TechnipFMC PLC	20,316	520,496
		7,078,516
Entertainment — 1.2%
Liberty Media Corp-Liberty Live, NVS(a)	5,883	219,553
Liberty Media Corp-Liberty Live, NVS(a)	5,365	192,389
Netflix Inc.(a)	12,253	6,746,992
Spotify Technology SA(a)	5,922	1,660,766
Take-Two Interactive Software Inc.(a)	10,139	1,447,951
Walt Disney Co. (The)	31,334	3,481,207
		13,748,858
Financial Services — 2.9%
Berkshire Hathaway Inc., Class B(a)	18,618	7,386,319
Block Inc.(a)	27,794	2,028,962
Mastercard Inc., Class A	46,036	20,771,443
PayPal Holdings Inc.(a)	30,286	2,057,025
Visa Inc., Class A	4,465	1,199,344
		33,443,093
Food Products — 0.9%
Bunge Global SA	2,282	232,216
Ingredion Inc.	2	229
Kellanova	5,434	314,411
McCormick & Co. Inc./MD, NVS	62,373	4,744,091
Mondelez International Inc., Class A	75,756	5,449,887
		10,740,834
Ground Transportation — 0.7%
CSX Corp.	8,865	294,495
JB Hunt Transport Services Inc.	19,031	3,093,870
Uber Technologies Inc.(a)	67,614	4,480,780
XPO Inc.(a)	1,039	111,651
		7,980,796
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	144,187	15,279,496
Baxter International Inc.	14,840	599,091
Becton Dickinson and Co.	2,317	543,568
Boston Scientific Corp.(a)	22,533	1,619,447
Dentsply Sirona Inc.	52,634	1,579,546
Dexcom Inc.(a)	7,761	988,674
Edwards Lifesciences Corp.(a)	20,336	1,721,849
Hologic Inc.(a)	39,249	2,973,897
Insulet Corp.(a)	3,149	541,439
Intuitive Surgical Inc.(a)	6,661	2,468,700
Medtronic PLC	38,475	3,087,234
ResMed Inc.	1,703	364,425
Solventum Corp.(a)	3,891	252,954
Stryker Corp.	2,183	734,579
		32,754,899
Health Care Providers & Services — 1.9%
Centene Corp.(a)	38,346	2,801,559
Cigna Group (The)	9,138	3,262,632
CVS Health Corp.	61,974	4,196,260
DaVita Inc.(a)	5,336	741,757
Elevance Health Inc.	9,711	5,133,040
Humana Inc.	4,120	1,244,611
Molina Healthcare Inc.(a)	1,159	396,494
UnitedHealth Group Inc.	8,402	4,064,047
		21,840,400
Health Care REITs — 0.1%
Ventas Inc.	28,411	1,258,039
Health Care Technology — 0.3%
Veeva Systems Inc., Class A(a)	16,949	3,365,393
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts Inc.	10,923	206,117
Hotels, Restaurants & Leisure — 2.4%
Airbnb Inc.(a)	8,170	1,295,517
Booking Holdings Inc.	2,182	7,532,330
Caesars Entertainment Inc.(a)	22,681	812,433
Chipotle Mexican Grill Inc., Class A(a)	201	635,080
DoorDash Inc., Class A(a)	1,920	248,179
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Expedia Group Inc.(a)	5,979	$804,953
McDonald's Corp.	15,548	4,245,226
MGM Resorts International(a)	38,732	1,527,590
Planet Fitness Inc., Class A(a)	10	598
Royal Caribbean Cruises Ltd.(a)	3,940	550,142
Starbucks Corp.	29,220	2,585,678
Wyndham Hotels & Resorts Inc.	4,595	337,778
Yum! Brands Inc.	54,547	7,704,764
		28,280,268
Household Durables — 0.2%
Whirlpool Corp.	29,973	2,843,239
Household Products — 1.3%
Church & Dwight Co. Inc.	28,207	3,043,253
Colgate-Palmolive Co.	29,055	2,670,736
Procter & Gamble Co. (The)	60,894	9,937,901
		15,651,890
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	7,032	163,424
Industrial Conglomerates — 0.1%
3M Co.	15,553	1,501,020
Industrial REITs — 0.6%
Prologis Inc.	56,232	5,738,476
Rexford Industrial Realty Inc.	20,262	867,416
		6,605,892
Insurance — 2.4%
Allstate Corp. (The)	4,862	826,832
American Financial Group Inc./OH	4,061	518,793
American International Group Inc.	17,952	1,351,965
Aon PLC, Class A	38,642	10,897,430
Arch Capital Group Ltd.(a)	35,846	3,353,035
Assured Guaranty Ltd.	2,147	164,675
Cincinnati Financial Corp.	6,826	789,700
First American Financial Corp.	2,034	108,961
Marsh & McLennan Companies Inc.	8,760	1,747,007
MetLife Inc.	58,777	4,177,869
Principal Financial Group Inc.	8,480	671,107
Progressive Corp. (The)	2	416
Prudential Financial Inc.	20,618	2,277,877
Reinsurance Group of America Inc.	7,734	1,446,181
		28,331,848
Interactive Media & Services — 6.2%
Alphabet Inc., Class A(a)	160,843	26,182,023
Alphabet Inc., Class C, NVS(a)	129,492	21,319,563
Meta Platforms Inc., Class A	56,535	24,319,661
		71,821,247
IT Services — 1.6%
Accenture PLC, Class A	44,468	13,380,866
Cloudflare Inc., Class A(a)	1,424	124,457
DXC Technology Co.(a)	20	390
Globant SA(a)	5,196	927,954
International Business Machines Corp.	15,702	2,609,672
Okta Inc.(a)	20,157	1,874,198
Snowflake Inc., Class A(a)	4	621
Twilio Inc., Class A(a)	6	359
		18,918,517
Leisure Products — 0.0%
Hasbro Inc.	9,801	600,801
Polaris Inc.	6	511
YETI Holdings Inc.(a)	12	429
		601,741
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	18,798	2,576,078
Illumina Inc.(a)	23,496	2,891,183
Mettler-Toledo International Inc.(a)	1,389	1,708,053
Revvity Inc.	12,614	1,292,557
Waters Corp.(a)	2,412	745,404
West Pharmaceutical Services Inc.	2,239	800,398
		10,013,673

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 2.9%
Caterpillar Inc.	16,925	$5,662,597
Cummins Inc.	24,146	6,821,004
IDEX Corp.	2	441
Illinois Tool Works Inc.	10,895	2,659,578
Ingersoll Rand Inc.	19,677	1,836,258
PACCAR Inc.	96,034	10,190,168
Stanley Black & Decker Inc.	2,080	190,112
Xylem Inc./New York	46,606	6,091,404
		33,451,562
Marine Transportation — 0.1%
Kirby Corp.(a)	12,907	1,408,541
Media — 0.5%
Comcast Corp., Class A	69,879	2,663,089
Interpublic Group of Companies Inc. (The)	58,463	1,779,614
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	11,461	275,752
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	19,042	458,151
New York Times Co. (The), Class A	16	688
Omnicom Group Inc.	2,080	193,107
Paramount Global, Class B, NVS	42	478
		5,370,879
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	62,632	3,127,842
Nucor Corp.	452	76,176
Royal Gold Inc.	5,789	695,433
Steel Dynamics Inc.	2,636	342,996
		4,242,447
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	201
Multi-Utilities — 1.2%
Consolidated Edison Inc.	38,112	3,597,773
Public Service Enterprise Group Inc.	39,326	2,716,640
Sempra Energy	102,839	7,366,357
		13,680,770
Office REITs — 0.3%
Alexandria Real Estate Equities Inc.	1,197	138,696
Boston Properties Inc.	19,860	1,229,135
Cousins Properties Inc.	10,287	235,984
Kilroy Realty Corp.	50,861	1,719,102
Vornado Realty Trust	7,893	205,455
		3,528,372
Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.	24	332
Antero Resources Corp.(a)	30,502	1,037,373
Cheniere Energy Inc.	1,672	263,875
Chevron Corp.	32,869	5,300,784
ConocoPhillips	80,764	10,145,574
Diamondback Energy Inc.	16,602	3,339,160
Exxon Mobil Corp.	82,184	9,719,902
Kinder Morgan Inc.	49,409	903,196
Marathon Petroleum Corp.	19,871	3,610,958
ONEOK Inc.	19,142	1,514,515
Phillips 66	7,059	1,010,919
Targa Resources Corp.	5,076	578,969
		37,425,557
Personal Care Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	16,547	2,427,610
Pharmaceuticals — 4.2%
Catalent Inc.(a)	7,223	403,404
Eli Lilly & Co.	25,162	19,654,038
Johnson & Johnson	135,770	19,630,984
Merck & Co. Inc.	63,862	8,252,248
Pfizer Inc.	20,743	531,436
		48,472,110
Professional Services — 1.3%
Automatic Data Processing Inc.	13,072	3,161,986
FTI Consulting Inc.(a)	4,617	987,253
Genpact Ltd.	16	492
Jacobs Solutions Inc., NVS	45,816	6,575,970
ManpowerGroup Inc.	25,048	1,889,872
Security	Shares	Value
Professional Services (continued)
Verisk Analytics Inc., Class A	10,970	$2,391,021
		15,006,594
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	6,295	546,973
Jones Lang LaSalle Inc.(a)	1,239	223,887
		770,860
Retail REITs — 0.6%
Federal Realty Investment Trust	15,722	1,637,761
Realty Income Corp.	9,068	485,500
Regency Centers Corp.	21,958	1,300,353
Simon Property Group Inc.	21,568	3,030,951
		6,454,565
Semiconductors & Semiconductor Equipment — 9.0%
Advanced Micro Devices Inc.(a)	51,106	8,094,168
Analog Devices Inc.	33,115	6,643,200
Applied Materials Inc.	16,439	3,265,607
Broadcom Inc.	9,356	12,165,326
Enphase Energy Inc.(a)	2,298	249,931
First Solar Inc.(a)	2,409	424,707
GLOBALFOUNDRIES Inc.(a)(b)	4,603	224,995
Intel Corp.	109,920	3,349,263
Lam Research Corp.	7,898	7,064,050
Marvell Technology Inc.	9,025	594,838
Nvidia Corp.	58,764	50,773,271
Qorvo Inc.(a)	4,791	559,781
Qualcomm Inc.	24,691	4,095,002
Texas Instruments Inc.	26,577	4,688,714
Universal Display Corp.	17,342	2,739,689
		104,932,542
Software — 10.1%
Adobe Inc.(a)	15,900	7,358,997
Atlassian Corp., NVS(a)	5,562	958,332
Autodesk Inc.(a)	30,180	6,423,813
Cadence Design Systems Inc.(a)	5,664	1,561,168
Crowdstrike Holdings Inc., Class A(a)	6,616	1,935,445
DocuSign Inc., Class A(a)	3,961	224,193
Fortinet Inc.(a)	45,134	2,851,566
Gen Digital Inc.	90,034	1,813,285
Guidewire Software Inc.(a)	2,722	300,509
HubSpot Inc.(a)	1,250	756,087
Intuit Inc.	16,561	10,360,893
Microsoft Corp.	160,192	62,367,551
Oracle Corp.	24,764	2,816,905
Palantir Technologies Inc.(a)	43,493	955,541
Palo Alto Networks Inc.(a)	11,047	3,213,462
Salesforce Inc.	25,551	6,871,686
SentinelOne Inc., Class A(a)	19,560	413,303
ServiceNow Inc.(a)	3,966	2,749,747
Workday Inc., Class A(a)	7,239	1,771,600
Zoom Video Communications Inc., Class A(a)	15,577	951,755
Zscaler Inc.(a)	2,418	418,169
		117,074,007
Specialized REITs — 0.5%
American Tower Corp.	14,917	2,559,161
Digital Realty Trust Inc.	476	66,059
Weyerhaeuser Co.	112,478	3,393,461
		6,018,681
Specialty Retail — 1.6%
Bath & Body Works Inc.	3,319	150,749
Best Buy Co. Inc.	72,276	5,322,405
Gap Inc. (The)	11,688	239,838
Home Depot Inc. (The)	23,671	7,911,321
Lithia Motors Inc., Class A	560	142,453
TJX Companies Inc. (The)	10,951	1,030,379
Valvoline Inc.(a)	6,617	281,355
Williams-Sonoma Inc.	10,541	3,022,948
		18,101,448
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	405,836	69,126,046
Hewlett Packard Enterprise Co.	72,209	1,227,553
HP Inc.	26,455	743,121

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.(a)	9,817	$695,338
		71,792,058
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.(a)	3,132	2,563,448
Lululemon Athletica Inc.(a)	254	91,592
Nike Inc., Class B	45,281	4,177,625
PVH Corp.	5,963	648,774
Ralph Lauren Corp., Class A	4,368	714,780
VF Corp.	18,825	234,560
		8,430,779
Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co. Inc., Class A	8,383	764,865
Water Utilities — 0.1%
Essential Utilities Inc.	19,849	726,076
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.	5,909	970,081
Total Long-Term Investments — 99.2% (Cost: $1,037,651,435)		1,151,694,948
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	1,058,254	$1,058,571
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	8,400,000	8,400,000
Total Short-Term Securities — 0.8% (Cost: $9,457,868)		9,458,571
Total Investments — 100.0% (Cost: $1,047,109,303)		1,161,153,519
Liabilities in Excess of Other Assets — (0.0)%		(127,653)
Net Assets — 100.0%		$1,161,025,866

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,487,737	$—	$(8,431,710)(a)	$3,754	$(1,210)	$1,058,571	1,058,254	$81,830 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,240,000	—	(9,840,000)(a)	—	—	8,400,000	8,400,000	532,116	—
				$3,754	$(1,210)	$9,458,571		$613,946	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	34	06/21/24	$8,614	$(203,151)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)
or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,151,694,948	$—	$—	$1,151,694,948
Short-Term Securities
Money Market Funds	9,458,571	—	—	9,458,571
	$1,161,153,519	$—	$—	$1,161,153,519
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(203,151)	$—	$—	$(203,151)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor's